Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
October 31, 2023
MFL-NPRT3-1223
1.809072.120
Municipal Bonds - 89.5%
	Principal Amount (a)	Value ($)
Massachusetts - 87.8%
Acton & Boxborough Reg'l. School District Series 2020:
3% 3/1/34	1,485,000	1,307,225
3% 3/1/35	2,130,000	1,832,452
Ashland Gen. Oblig. Series 2022, 4% 8/1/39	1,685,000	1,593,564
Attleboro Gen. Oblig.:
Series 2020 B, 3% 10/15/36	2,630,000	2,145,741
Series 2020, 2.625% 10/15/50	6,880,000	4,107,944
Series 70 B, 5% 10/15/29	1,585,000	1,682,288
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/25	505,000	513,582
5% 7/1/26	925,000	948,821
5% 7/1/27	700,000	726,119
5% 7/1/30	480,000	498,861
Boston Gen. Oblig. Series 2020 A, 2% 11/1/39	2,495,000	1,584,657
Braintree Gen. Oblig.:
Series 2015, 5% 5/15/28	600,000	638,622
Series 2019, 3% 6/1/35	1,765,000	1,492,889
Cambridge Gen. Oblig. Series 12, 5% 1/1/24	340,000	340,343
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,360,268
Hingham Gen. Oblig. Series 2020, 3% 2/15/38	1,615,000	1,278,501
Lowell Gen. Oblig.:
Series 2019, 5% 9/1/29	700,000	742,077
Series 2023, 4.25% 9/1/53	9,915,000	8,587,705
Ludlow Gen. Oblig. Series 2019, 3% 2/1/49	1,885,000	1,233,744
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,193
Massachusetts Clean Wtr. Trust:
Series 2021 23A:
5% 2/1/39	5,000,000	5,248,188
5% 2/1/40	4,750,000	4,968,976
Series 2021 23B, 5% 2/1/39	12,940,000	13,582,311
Series 2021 B, 5% 2/1/41	2,000,000	2,081,568
Series 22, 5% 8/1/37	4,110,000	4,313,376
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	3,500,000	3,527,452
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	19,600,000	19,322,407
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	14,900,071
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/41	6,000,000	6,091,184
5% 6/1/42	15,370,000	15,669,228
Series 2021 A:
5% 6/1/41	8,140,000	8,363,367
5% 6/1/42	5,750,000	5,876,208
5% 6/1/43	3,000,000	3,056,325
5% 6/1/51	5,435,000	5,462,605
Series 2021 B, 5% 6/1/46	7,615,000	7,694,895
Series 2022 B, 5% 6/1/52	20,000,000	20,138,802
Series 2023 B:
5% 6/1/47	8,000,000	8,099,153
5% 6/1/48	7,350,000	7,427,787
5% 6/1/49	5,000,000	5,049,311
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series A, 5% 1/1/37	2,000,000	2,060,924
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,450,539
5% 7/1/42	2,805,000	2,832,445
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	10,506,259
5% 4/1/34	2,500,000	2,571,978
5% 4/1/37	1,500,000	1,519,963
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,646,112
5% 7/1/32	1,905,000	1,906,320
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	492,775
4% 10/1/25 (b)	500,000	484,860
4% 10/1/26 (b)	500,000	476,938
4% 10/1/27 (b)	350,000	328,323
4% 10/1/32 (b)	1,250,000	1,076,935
4.125% 10/1/42 (b)	6,000,000	4,398,150
5% 10/1/37 (b)	2,000,000	1,783,466
5% 10/1/47 (b)	2,500,000	2,042,695
5% 10/1/57 (b)	8,670,000	6,790,459
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,009,281
5% 7/1/31	21,180,000	21,916,494
5% 7/1/32	985,000	1,018,086
5% 7/1/34	750,000	773,892
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/24	2,000,000	2,004,211
5% 7/1/25	1,500,000	1,506,274
5% 7/1/26	1,935,000	1,946,986
5% 7/1/27	2,085,000	2,105,325
5% 7/1/28	4,300,000	4,343,733
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,004,791
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,115,125
5% 10/1/30	1,100,000	1,097,409
5% 10/1/31	1,200,000	1,196,072
5% 10/1/32	1,240,000	1,231,151
5% 10/1/33	1,235,000	1,220,701
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,271,650
5% 7/1/29	1,320,000	1,331,954
5% 7/1/30	1,390,000	1,402,098
5% 7/1/38	10,850,000	10,352,142
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	5,558,192
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,404,690
5% 10/1/35	1,495,000	1,463,958
5% 10/1/46	4,250,000	3,733,155
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,441,150
5% 1/1/31	1,580,000	1,580,982
5% 1/1/32	1,665,000	1,662,884
5% 1/1/33	1,745,000	1,738,333
5% 1/1/34	1,835,000	1,820,716
5% 1/1/35	1,000,000	987,279
5% 1/1/36	1,000,000	977,844
5% 1/1/42	5,775,000	5,276,633
5% 1/1/47	1,895,000	1,673,053
5% 1/1/53	4,275,000	3,672,810
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	16,206,084
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	923,366
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,162,567
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,034,837
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	1,922,339
Series 2013 F:
4% 7/1/32	2,050,000	1,877,654
4% 7/1/43	21,685,000	18,355,669
5% 7/1/27	1,300,000	1,300,119
5% 7/1/37	3,925,000	3,877,297
Series 2013 G, 5% 7/1/44	10,360,000	8,825,308
Series 2014 A:
5% 3/1/32	1,700,000	1,705,573
5% 3/1/33	1,250,000	1,254,015
5% 3/1/34	4,375,000	4,388,475
5% 3/1/39	4,000,000	4,004,548
Series 2014 F:
5% 7/15/24	400,000	400,097
5% 7/15/25	550,000	549,994
5% 7/15/26	500,000	500,046
5% 7/15/27	200,000	200,030
5% 7/15/28	320,000	320,060
5.625% 7/15/36	800,000	720,948
5.75% 7/15/43	4,700,000	4,213,965
Series 2015 D, 5% 7/1/44	5,975,000	5,554,263
Series 2015 H1:
5% 7/1/26	3,585,000	3,627,949
5% 7/1/29	3,750,000	3,792,704
5% 7/1/30	1,800,000	1,820,343
5% 7/1/31	1,190,000	1,202,749
5% 7/1/32	1,000,000	1,010,866
5% 7/1/33	1,000,000	1,010,580
Series 2015 K, 4% 10/1/30	500,000	470,784
Series 2015 Q:
5% 8/15/28	1,000,000	1,018,000
5% 8/15/29	1,000,000	1,017,827
5% 8/15/32	1,500,000	1,525,185
5% 8/15/33	1,550,000	1,574,687
5% 8/15/34	1,790,000	1,815,116
5% 8/15/38	1,690,000	1,704,149
Series 2015:
5% 1/1/25	3,525,000	3,531,019
5% 1/1/27	2,695,000	2,707,204
5% 1/1/28	1,850,000	1,858,864
5% 1/1/29	2,945,000	2,958,906
Series 2016 A:
5% 1/1/31	5,000	5,030
5.25% 1/1/42	7,000,000	6,712,779
Series 2016 E:
5% 7/1/31	1,000,000	1,020,533
5% 7/1/32	2,200,000	2,244,956
5% 7/1/33	1,500,000	1,512,281
5% 7/1/34	1,500,000	1,509,902
5% 7/1/35	1,500,000	1,506,052
5% 7/1/36	1,000,000	1,000,140
5% 7/1/37	2,000,000	1,967,978
Series 2016 I:
4% 7/1/36	9,705,000	8,387,768
5% 7/1/25	510,000	511,890
5% 7/1/27	1,150,000	1,161,173
5% 7/1/27	1,100,000	1,106,851
5% 7/1/29	1,680,000	1,687,928
5% 7/1/30	2,400,000	2,410,608
5% 7/1/31	2,500,000	2,510,634
5% 7/1/32	1,960,000	1,968,148
5% 7/1/37	1,470,000	1,452,604
5% 7/1/38	1,000,000	984,723
5% 7/1/41	14,790,000	13,694,666
Series 2016 N, 5% 12/1/34	1,000,000	1,008,953
Series 2016:
4% 10/1/36	1,250,000	1,130,268
5% 7/1/26	1,710,000	1,724,745
5% 7/1/29	2,000,000	2,019,393
5% 7/1/30	2,000,000	2,018,792
5% 7/1/31	1,700,000	1,715,688
5% 10/1/32	1,760,000	1,781,410
5% 9/1/33	475,000	483,375
5% 10/1/33	1,500,000	1,518,653
5% 10/1/34	1,500,000	1,519,344
5% 9/1/35	375,000	381,612
5% 10/1/35	1,500,000	1,517,517
5% 7/1/36	3,000,000	3,009,318
5% 9/1/36	315,000	319,548
5% 9/1/37	840,000	847,088
5% 10/1/37	2,000,000	2,006,452
5% 10/1/39	5,000,000	4,966,246
5% 7/1/40	5,325,000	5,268,454
5% 7/1/41	5,145,000	4,835,746
5% 10/1/43	5,000,000	4,601,811
5% 9/1/46	3,235,000	3,218,572
5% 10/1/48	6,000,000	5,208,083
Series 2017 A:
5% 1/1/35	2,000,000	2,003,556
5% 1/1/40	1,000,000	947,547
Series 2017 H:
5% 1/1/24	260,000	260,314
5% 1/1/24 (Escrowed to Maturity)	840,000	841,376
Series 2017:
5% 7/1/25	1,105,000	1,118,087
5% 7/1/26	160,000	160,584
5% 7/1/27	1,000,000	1,029,734
5% 10/1/28	465,000	480,344
5% 10/1/29	735,000	755,994
5% 7/1/37	600,000	577,866
5% 7/1/42	2,110,000	1,931,858
5% 10/1/42	4,000,000	4,005,850
5% 7/1/47	2,250,000	1,991,650
5% 10/1/47	5,510,000	5,378,860
Series 2018 J2, 5% 7/1/48	2,365,000	2,274,462
Series 2018:
5% 9/1/27	1,010,000	1,003,539
5% 9/1/29	1,390,000	1,370,520
5% 1/1/30	10,000	10,094
5% 9/1/31	1,530,000	1,496,324
5% 9/1/33	1,185,000	1,151,865
5% 9/1/38	4,805,000	4,381,988
5% 6/1/43	4,740,000	4,737,476
5% 9/1/43	4,445,000	3,871,729
Series 2019 A:
5% 7/1/30	1,350,000	1,323,074
5% 7/1/31	1,350,000	1,319,247
5% 7/1/32	2,000,000	1,947,885
5% 7/1/33	2,300,000	2,226,721
5% 7/1/34	1,015,000	1,004,956
5% 7/1/36	1,120,000	1,087,042
5% 7/1/38	735,000	692,777
5% 7/1/44	2,250,000	2,014,759
5% 7/1/49	7,250,000	6,289,573
Series 2019 K:
5% 7/1/24	500,000	502,354
5% 7/1/25	1,250,000	1,265,205
5% 7/1/26	1,250,000	1,274,898
5% 7/1/33	2,000,000	2,056,394
5% 7/1/35	2,135,000	2,179,428
Series 2019 S1:
5% 10/1/25	1,965,000	2,003,457
5% 10/1/26	2,535,000	2,618,161
Series 2019 S2:
5% 10/1/32	1,410,000	1,480,216
5% 10/1/33	1,935,000	2,025,595
Series 2020 A:
4% 7/1/39	2,455,000	2,053,418
4% 7/1/40	7,920,000	6,531,682
Series 2021 A:
4% 7/1/34	1,000,000	930,447
4% 7/1/35	1,000,000	919,729
4% 7/1/36	825,000	751,721
4% 7/1/37	1,000,000	897,508
4% 7/1/38	700,000	618,039
4% 7/1/39	1,400,000	1,225,550
5% 7/1/32	1,000,000	1,052,846
Series 2021 B:
4% 7/1/42	475,000	378,616
4% 7/1/50	2,135,000	1,571,602
Series 2021 G, 4% 7/1/46	2,795,000	2,242,630
Series 2021:
4% 7/1/40	4,160,000	3,313,336
4% 7/1/45	1,200,000	893,345
4% 7/1/46	2,150,000	1,643,932
4% 7/1/50	1,750,000	1,239,560
4% 7/1/51	2,160,000	1,581,957
Series 2022:
5% 7/1/37	800,000	770,487
5% 7/1/42	740,000	677,524
5% 7/1/52	2,300,000	1,989,876
Series 2023 F:
5% 11/1/34	700,000	749,115
5% 11/1/35	650,000	691,907
5% 11/1/36	675,000	710,225
5% 11/1/37	725,000	752,704
5% 11/1/38	760,000	782,412
5% 11/1/39	1,100,000	1,121,890
5% 11/1/40	850,000	863,153
5% 11/1/42	950,000	957,247
Series 2023 N:
5% 10/1/43	1,750,000	1,562,662
5.25% 10/1/36	500,000	491,772
5.25% 10/1/37	545,000	528,286
5.25% 10/1/38	550,000	527,571
5.25% 10/1/39	580,000	551,884
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,469,729
Series G:
5% 7/15/24 (b)	130,000	130,060
5% 7/15/25 (b)	120,000	118,434
5% 7/15/26 (b)	160,000	156,880
5% 7/15/27 (b)	340,000	330,880
5% 7/1/28	350,000	359,936
5% 7/15/28 (b)	350,000	337,632
5% 7/15/29 (b)	1,565,000	1,491,841
5% 7/1/30	225,000	233,520
5% 7/15/30 (b)	670,000	630,280
5% 7/15/31 (b)	1,025,000	937,550
5% 7/15/32 (b)	820,000	754,543
5% 7/1/33	550,000	562,719
5% 7/15/33 (b)	320,000	289,949
5% 7/1/34	1,300,000	1,324,712
5% 7/15/34 (b)	300,000	267,516
5% 7/15/35 (b)	270,000	237,390
5% 7/1/36	475,000	477,926
5% 7/15/36 (b)	235,000	204,488
5% 7/1/37	1,275,000	1,269,413
5% 7/15/37 (b)	250,000	215,283
5% 7/15/46 (b)	9,540,000	7,640,499
5% 7/1/50	6,700,000	6,085,346
Series J2:
5% 7/1/43	11,540,000	11,286,292
5% 7/1/53	4,500,000	4,268,405
Series K, 5% 7/1/27	1,150,000	1,159,094
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	2,674,412
5% 1/1/26 (d)	8,350,000	8,330,661
5% 1/1/27 (d)	1,000,000	1,001,820
Series 2015 A, 5% 1/1/25 (d)	5,715,000	5,745,963
Series 2016, 5% 7/1/24 (d)	7,120,000	7,148,875
Series 2017 A:
5% 7/1/24 (d)	3,000,000	3,012,167
5% 7/1/25 (d)	4,500,000	4,536,734
5% 7/1/26 (d)	3,935,000	3,965,988
Series 2017 B, 4.25% 7/1/46 (d)	7,700,000	6,338,615
Series 2018 B:
5% 7/1/27 (d)	9,240,000	9,302,125
5% 7/1/28 (d)	2,325,000	2,345,040
Series 2019 B:
5% 7/1/24 (d)	1,000,000	1,004,056
5% 7/1/25 (d)	1,365,000	1,376,143
5% 7/1/26 (d)	1,215,000	1,224,568
5% 7/1/28 (d)	1,000,000	1,008,619
5% 7/1/29 (d)	3,500,000	3,534,733
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,017,239
5% 7/1/29 (d)	1,950,000	1,969,351
5% 7/1/30 (d)	1,950,000	1,974,271
Series 2021 B:
5% 7/1/27 (d)	1,950,000	1,963,111
5% 7/1/28 (d)	1,850,000	1,865,946
5% 7/1/29 (d)	1,825,000	1,843,111
5% 7/1/30 (d)	1,125,000	1,139,003
5% 7/1/31 (d)	1,500,000	1,518,445
Series 2022 B, 5% 7/1/31 (d)	1,000,000	1,012,297
Series 2023 B:
5% 7/1/30 (d)	10,000,000	10,124,469
5% 7/1/31 (d)	6,515,000	6,595,112
5% 7/1/32 (d)	5,000,000	5,027,902
5% 7/1/33 (d)	6,500,000	6,510,908
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,172,842
Series 2018 B, 5% 1/1/32	5,000,000	5,227,214
Series 2019 A:
5% 1/1/37	10,000,000	10,370,184
5% 1/1/49	10,000,000	10,026,641
5.25% 1/1/33	21,110,000	22,550,601
Series 2019 D, 3% 5/1/36	5,000,000	4,191,385
Series 2020 C:
3% 3/1/47	5,810,000	3,945,791
3% 3/1/49	5,000,000	3,321,743
Series 2020 D:
3% 7/1/35	3,000,000	2,567,020
3% 7/1/39	3,460,000	2,682,826
3% 11/1/42	3,500,000	2,551,120
4% 11/1/36	1,500,000	1,452,548
4% 11/1/41	4,000,000	3,573,104
5% 7/1/48	18,695,000	18,851,849
Series 2021 B:
3% 4/1/48	21,500,000	14,425,784
3% 4/1/49	13,500,000	8,963,692
Series 2021 C:
3% 9/1/34	2,300,000	1,998,856
3% 9/1/36	5,000,000	4,151,764
Series 2021 D:
5% 9/1/48	6,880,000	6,964,011
5% 9/1/49	50,000,000	50,547,300
5% 9/1/50	1,785,000	1,802,808
Series 2022 B, 3% 2/1/48	38,250,000	25,695,214
Series 2022 C, 5.25% 10/1/52	1,690,000	1,735,995
Series 2022 E, 5% 11/1/52	52,445,000	52,939,252
Series B:
5% 7/1/33	3,500,000	3,760,594
5% 7/1/34	2,000,000	2,144,800
Series C, 3% 3/1/48	5,000,000	3,356,808
Series D, 5% 7/1/45	3,415,000	3,463,904
Series E:
5% 11/1/45	8,065,000	8,185,908
5% 11/1/50	23,480,000	23,680,815
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	470,000	462,070
Series 2011, 3.5% 12/1/49	2,920,000	2,813,692
Series 2017, 4% 6/1/43 (d)	690,000	678,166
Series 2020 A, 0.875% 12/1/23	1,990,000	1,984,518
Series 207, 4% 6/1/49	1,535,000	1,500,938
Series 214, 3.75% 12/1/49	4,060,000	3,935,764
Series 218, 3% 12/1/50	1,640,000	1,552,526
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	500,000	417,475
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,515,000	3,318,886
Series 2021 A2:
0.4% 6/1/24	875,000	854,088
0.45% 12/1/24	1,000,000	958,319
Series 2021 B1, 2.875% 12/1/51	4,000,000	2,384,616
Series 2021, 3% 6/1/51	3,750,000	3,496,299
Series 2022 224, 5% 6/1/50	1,750,000	1,747,438
Series 220:
3% 12/1/50	3,070,000	2,900,421
5% 12/1/23	100,000	100,066
5% 6/1/24	150,000	150,788
5% 12/1/24	215,000	217,147
5% 6/1/25	425,000	431,217
5% 12/1/25	150,000	152,907
5% 6/1/26	100,000	102,360
5% 12/1/26	125,000	128,636
5% 6/1/27	100,000	103,028
5% 12/1/27	185,000	191,544
5% 6/1/28	75,000	77,781
5% 12/1/28	230,000	238,961
5% 6/1/29	100,000	103,918
Massachusetts Port Auth. Rev.:
Series 2014 B, 5% 7/1/29 (d)	1,270,000	1,274,224
Series 2014 C:
5% 7/1/28	3,000,000	3,018,123
5% 7/1/29	4,205,000	4,229,125
Series 2015 A:
5% 7/1/28	460,000	467,829
5% 7/1/28 (d)	500,000	504,653
5% 7/1/29 (d)	1,245,000	1,255,661
5% 7/1/30 (d)	1,450,000	1,462,138
5% 7/1/40 (d)	2,000,000	1,972,494
5% 7/1/45 (d)	3,500,000	3,362,953
Series 2015 B, 5% 7/1/33 (d)	1,015,000	1,022,387
Series 2016 A:
5% 7/1/26	695,000	718,229
5% 7/1/28	760,000	782,083
Series 2016 B:
4% 7/1/46 (d)	12,950,000	10,641,392
5% 7/1/43 (d)	11,410,000	11,086,383
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,302,679
5% 7/1/31 (d)	1,095,000	1,114,153
5% 7/1/32 (d)	1,370,000	1,393,783
5% 7/1/33 (d)	1,250,000	1,269,257
5% 7/1/35 (d)	2,000,000	2,019,578
5% 7/1/36 (d)	1,720,000	1,729,509
5% 7/1/42 (d)	4,540,000	4,430,744
Series 2019 A:
5% 7/1/24 (d)	4,140,000	4,158,948
5% 7/1/30 (d)	725,000	745,877
5% 7/1/33 (d)	4,085,000	4,178,283
5% 7/1/34 (d)	5,605,000	5,715,126
5% 7/1/35 (d)	5,000,000	5,072,499
5% 7/1/36 (d)	1,995,000	2,011,346
5% 7/1/37 (d)	1,100,000	1,101,319
5% 7/1/40 (d)	4,450,000	4,388,800
Series 2019 B, 5% 7/1/44	5,000,000	5,031,507
Series 2019 C:
5% 7/1/31 (d)	3,500,000	3,599,597
5% 7/1/32 (d)	2,700,000	2,776,302
5% 7/1/38 (d)	11,275,000	11,230,235
5% 7/1/39 (d)	5,000,000	4,947,502
5% 7/1/49 (d)	2,500,000	2,361,997
Series 2021 A:
5% 7/1/38	2,125,000	2,215,774
5% 7/1/39	1,125,000	1,164,928
5% 7/1/40	1,045,000	1,078,279
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,311,088
Series 2021 D:
5% 7/1/46	3,180,000	3,217,860
5% 7/1/51	5,740,000	5,773,008
Series 2021 E:
5% 7/1/33 (d)	3,440,000	3,541,920
5% 7/1/40 (d)	4,000,000	3,944,989
5% 7/1/41 (d)	1,940,000	1,909,233
5% 7/1/51 (d)	11,775,000	11,104,861
Series 2022 A:
5% 7/1/31 (d)	2,630,000	2,727,183
5% 7/1/36 (d)	2,450,000	2,478,771
5% 7/1/39 (d)	1,460,000	1,444,670
5% 7/1/40 (d)	2,780,000	2,741,767
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/24 (d)	615,000	617,094
5% 7/1/25 (d)	1,000,000	1,005,772
5% 7/1/28 (d)	1,500,000	1,527,356
5% 7/1/32 (d)	500,000	506,628
5% 7/1/33 (d)	1,000,000	1,012,866
5% 7/1/34 (d)	1,250,000	1,263,997
5% 7/1/49 (d)	5,620,000	5,287,493
Series 2019 A:
4% 7/1/44 (d)	5,000,000	4,107,344
5% 7/1/31 (d)	1,250,000	1,266,811
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2019 A, 5% 2/15/44	11,510,000	11,578,153
Series 2020 A, 3% 8/15/50	5,030,000	3,283,274
Series A:
5% 8/15/31	1,850,000	1,995,803
5% 8/15/32	1,500,000	1,613,256
5% 8/15/33	1,675,000	1,800,540
5% 8/15/34	3,000,000	3,199,292
5% 8/15/35	2,000,000	2,123,224
5% 8/15/37	1,400,000	1,462,811
5% 8/15/45	10,000,000	10,139,582
5% 8/15/50	16,615,000	16,733,179
Series B, 5% 11/15/39	1,975,000	1,994,467
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,626,926
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	2,745,344
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000,000	18,499,786
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	16,140,074
Massachusetts State College Bldg. Auth. Rev.:
Series 1999 A, 0% 5/1/28 (Escrowed to Maturity)	1,700,000	1,418,527
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,031,030
Series 2021 A, 2% 5/1/37	1,060,000	696,861
Series 2022 A:
4% 5/1/36	600,000	569,204
4% 5/1/38	750,000	681,805
4% 5/1/40	1,000,000	890,599
4% 5/1/41	625,000	551,053
4% 5/1/42	550,000	477,934
5% 5/1/32	600,000	651,468
5% 5/1/33	500,000	543,024
5% 5/1/34	500,000	542,156
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,859,728
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,700,000	10,583,278
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	26,415,522
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2020 B:
5% 8/1/41	3,155,000	3,251,805
5% 8/1/42	7,415,000	7,614,082
Maynard Gen. Oblig. Series 2012, 2.75% 2/15/32	385,000	325,390
Newton Gen. Oblig. Series 2016, 3% 4/1/33	545,000	487,476
Norwood Gen. Oblig. Series 2016, 2.125% 7/15/30	1,020,000	858,591
Quincy Gen. Oblig.:
Series 2021, 2% 1/15/46	1,755,000	942,416
Series 2022 B, 5% 7/1/47	4,995,000	5,105,215
Swampscott Gen. Oblig. Series 2022, 3% 3/1/36	1,000,000	834,818
Town of Tisbury Gen. Oblig. Series 2022:
4% 8/15/36	1,780,000	1,746,732
4% 8/15/40	1,995,000	1,802,838
4% 8/15/41	2,085,000	1,863,625
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2020 1, 5% 11/1/50	4,015,000	4,070,110
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	632,123
5% 5/1/35	2,000,000	2,102,399
5% 5/1/36	3,400,000	3,565,086
5% 5/1/37	3,200,000	3,329,960
5% 5/1/38	3,000,000	3,105,640
5% 5/1/39	2,000,000	2,061,186
TOTAL MASSACHUSETTS		1,518,038,637
Puerto Rico - 1.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	4,885,000	4,593,580
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	5,238,348	2,992,061
5.625% 7/1/27	625,000	635,687
5.625% 7/1/29	1,925,000	1,966,908
5.75% 7/1/31	4,525,000	4,654,387
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	4,596,946
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	5,010,000	3,482,026
Series 2019 A2, 4.329% 7/1/40	6,880,000	5,943,119
TOTAL PUERTO RICO		28,864,714
TOTAL MUNICIPAL BONDS (Cost $1,723,877,963)		1,546,903,351

Municipal Notes - 5.3%
	Principal Amount (a)	Value ($)
Massachusetts - 5.3%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.):
Series U-6C, 3.88% 11/1/23, LOC TD Banknorth, NA, VRDN (c)	22,295,000	22,295,000
Series U-6E, 3.95% 11/1/23, LOC TD Banknorth, NA, VRDN (c)	2,650,000	2,650,000
(College of the Holy Cross Proj.) Series 2008 A, 3.93% 11/1/23, LOC Bank of America NA, VRDN (c)	1,200,000	1,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 3.88% 11/1/23, LOC TD Banknorth, NA, VRDN (c)	2,000,000	2,000,000
Series 2007 A1, 4.1% 11/1/23 (Liquidity Facility Bank of America NA), VRDN (c)	40,940,000	40,940,000
RIB Floater Trust Various States Participating VRDN Series 2022 D1:
4.16% 11/1/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	14,945,000	14,945,000
4.16% 11/1/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,500,000	7,500,000

TOTAL MUNICIPAL NOTES (Cost $91,530,000)		91,530,000

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.14% (g)(h) (Cost $85,139,994)	85,122,975	85,139,993

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,900,547,957)	1,723,573,344
NET OTHER ASSETS (LIABILITIES) - 0.3%	5,466,670
NET ASSETS - 100.0%	1,729,040,014

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,211,406 or 2.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.14%	-	274,177,000	189,037,000	1,826,241	-	-	85,140,000	4.0%
Total	-	274,177,000	189,037,000	1,826,241	-	-	85,140,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.